Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash at bank and on hand	$ 311	$ 335
Money market accounts	1,476	490
Cash and cash equivalents	$ 1,787	$ 825